Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
The following table for December 31, 2025 and 2024 sets forth a summary of the Plan’s assets reported at NAV as a practical expedient to estimate fair value:

The following table for December 31, 2025 and 2024 sets forth a summary of the Plan’s assets reported at NAV as a practical expedient to estimate fair value:

	December 31, 2025
Investment	Fair value	Unfunded commitment	Redemption frequency	Redemption notice period

Collective trust fund	$566,799	$—	Daily	(b)

	December 31, 2024
Investment	Fair value	Unfunded commitment	Redemption frequency	Redemption notice period

Collective trust fund	$1,070,608	$—	Daily	(b)

(b)	Participants may redeem units of the Fund for the purpose of funding a bona fide benefit payment, making a participant loan, honoring an employee-directed transfer of the employee’s interest in the plan to another investment election that is a noncompeting investment, or paying Trustee fees. Participants may make withdrawals from the Fund for other purposes generally only upon 12 months’ advance written notice to the Trustee.

EPB 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
The following table for December 31, 2025 and 2024 sets forth a summary of the Plan’s assets reported at NAV as a practical expedient to estimate fair value:

The following tables set forth by level, within the fair value hierarchy, the Plan’s fair value measurements as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$36,612,878	$—	$—	$36,612,878
First Community Corporation Unitized Stock Fund – Cash	180,695	—	—	180,695
First Community Corporation Unitized Stock Fund – Common Stock	3,921,744	—	—	3,921,744
Total assets in the fair value hierarchy	40,715,317	$—	$—	40,715,317
Investments measured at NAV(a)				566,799
Investments at fair value				$41,282,116

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$31,740,271	$—	$—	$31,740,271
First Community Corporation Unitized Stock Fund	3,194,190	—	—	3,194,190
Total assets in the fair value hierarchy	34,934,461	$—	$—	34,934,461
Investments measured at NAV(a)				1,070,608
Investments at fair value				$36,005,069

(a)	Certain investments that were measured at NAV per share or its equivalent have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.